Note 4 - Related Party (Details Textual)																			12 Months Ended		24 Months Ended
	Dec. 15, 2023 $ / shares shares	Nov. 20, 2023 USD ($) $ / shares shares	Nov. 13, 2023 $ / shares shares	Aug. 25, 2023 USD ($) $ / shares shares	Jun. 01, 2023 USD ($) shares	May 11, 2023 USD ($) $ / shares shares	Apr. 25, 2023 USD ($) $ / shares shares	Apr. 11, 2023 USD ($) $ / shares shares	Dec. 21, 2022 USD ($) $ / shares shares	Dec. 21, 2022 USD ($) $ / shares shares	Sep. 29, 2022 USD ($)	Aug. 23, 2022 USD ($) $ / shares shares	Jul. 22, 2022 $ / shares shares	Apr. 11, 2022 $ / shares shares	Apr. 11, 2022 shares	Apr. 08, 2022 USD ($) $ / shares shares	Apr. 08, 2022 USD ($) $ / shares shares	Apr. 02, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) ft² $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2023 USD ($) ft² $ / shares	Dec. 31, 2021 $ / shares
Stock Issued During Period, Shares, New Issues (in shares)		46,669		195,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																			$ 23.55	$ 2.99
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																			$ 2.5	$ 2.47	$ 2.5	$ 2.66
Facility in Irving, Texas [Member]
Area of Real Estate Property (Square Foot) | ft²																			20,945		20,945
Lessor, Operating Lease, Renewal Term (Year)																			5 years		5 years
Operating Lease, Monthly Rate | $																					$ 10,036
Operating Lease, Annual Escalation of Payments, Percent																					3.00%
Note and Warrant Purchase Agreement [Member]
Proceeds from Issuance of Debt | $																	$ 3,700,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																925,000	925,000
Warrants and Rights Outstanding, Term (Year)																10 years	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares																$ 2.35	$ 2.35
Debt Instrument, Interest Rate, Stated Percentage																6.00%	6.00%
Proceeds from Warrant Exercises | $																$ 2,173,750
Sold to Officers or Directors [Member] | Note and Warrant Purchase Agreement [Member]
Proceeds from Issuance of Debt | $																	$ 3,120,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)																780,000	780,000
Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						375,000	375,000					625,000
Warrants and Rights Outstanding, Term (Year)						10 years	10 years					10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 2.5	$ 2.5					$ 2.6
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)						25,000	25,000					25,000
Promissory Notes and Warrants [Member]
Proceeds from Issuance of Debt | $						$ 1,500,000	$ 1,500,000					$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%	8.00%					8.00%
Promissory Notes and Warrants [Member] | One Director [Member]
Proceeds from Issuance of Debt | $										$ 250,000	$ 750,000
Stock Option4 [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																		$ 2.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																		406.00%
Call Option Value | $																		$ 72,692
Share-Based Payment Arrangement, Noncash Expense | $																		$ 72,692	$ 72,692
Five Nonemployee Directors [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)					20,699
Stock Issued During Period, Value, Issued for Services | $					$ 125,230
Mr. Creed [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in shares)													6,410
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)													24,151
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares													$ 3.9
Share-Based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate													20.00%
Mr. Mueller [Member]
Stock Issued During Period, Shares, New Issues (in shares)		5,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture (in shares)															8,064
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)														24,151
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares														$ 3.1
Share-Based Goods and Nonemployee Services Transaction, Valuation Method, Risk Free Interest Rate														20.00%
Mr. Goldfarb [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)	500,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 9.75
Mr. Goldfarb [Member] | Additional Options Pursuant To A&R Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)	500,000
Mrs Goldfarb [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)	450,000
Mrs Goldfarb [Member] | Additional Options Pursuant To A&R Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)	450,000
Keith Terreri [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)			27,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares			$ 6.19
Keith Terreri [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			60.00%
Keith Terreri [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			20.00%
Mr Burke [Member] | Stock Option4 [Member]
Shares Issued, Price Per Share (in dollars per share) | $ / shares																			$ 4.87		$ 4.87
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number (in shares)																			47,500
Director [Member] | Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						25,000	300,000
Warrants and Rights Outstanding, Term (Year)						10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares						$ 2.5
Director [Member] | Promissory Notes and Warrants [Member]
Proceeds from Issuance of Debt | $						$ 100,000
Board of Directors Chairman [Member] | Warrants Issued With Promissory Notes [Member]
Warrants and Rights Outstanding, Term (Year)							10 years					10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares							$ 2.5					$ 2.6
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)												25,000
Class of Warrant or Right, Redemption Price (in dollars per share) | $ / shares												$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share) | $ / shares												$ 9
Board of Directors Chairman [Member] | Promissory Notes and Warrants [Member]
Proceeds from Issuance of Debt | $							$ 750,000
Cesar J. Gutierrez Living Trust [Member]
Stock Issued During Period, Shares, New Issues (in shares)		3,977
Cesar J. Gutierrez Living Trust [Member] | Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)						25,000
Class of Warrant or Right, Redemption Price (in dollars per share) | $ / shares						$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share) | $ / shares						$ 9
Cesar J. Gutierrez Living Trust [Member] | Promissory Notes and Warrants [Member]
Proceeds from Issuance of Debt | $							$ 50,000
Lyle A. Berman Revocable Trust [Member]
Stock Issued During Period, Shares, New Issues (in shares)				40,000
Lyle A. Berman Revocable Trust [Member] | Warrants Issued With Promissory Notes [Member]
Proceeds from Issuance of Debt | $								$ 250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)								62,500
Warrants and Rights Outstanding, Term (Year)								10 years								10 years	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares								$ 2.6
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)								25,000								25,000	25,000
Class of Warrant or Right, Redemption Price (in dollars per share) | $ / shares								$ 0.01								$ 0.01	$ 0.01
Class of Warrant or Right, Redemption, Minimum Volume Weighted Average Sale Price (in dollars per share) | $ / shares								$ 9								$ 9	$ 9
Lyle A. Berman Revocable Trust [Member] | Promissory Notes and Warrants [Member]
Proceeds from Issuance of Debt | $								$ 250,000
Related Party [Member] | Warrants Issued With Promissory Notes [Member]
Proceeds from Issuance of Debt | $									$ 2,075,000.000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									311,250	311,250
Warrants and Rights Outstanding, Term (Year)									10 years	10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares									$ 2.21	$ 2.21
Class of Warrant or Right, Number Per $100,000 Notes Payable (in shares)									15,000	15,000
Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)																		27,500
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share) | $ / shares																		$ 2.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term (Year)																		10 years
Stock Purchase Agreement [Member] | Multiple Accredited Investors [Member]
Stock Issued During Period, Shares, New Issues (in shares)		426,288
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 6.5		$ 5
Proceeds from Issuance or Sale of Equity | $		$ 2,770,872		$ 3,675,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period (in shares)				735,000